Acquisitions (Acquisitions, Joint-Venture Funding) (Details) (USD $)	0 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended	18 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended			9 Months Ended	12 Months Ended	0 Months Ended
	Feb. 21, 2013	Feb. 20, 2013	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Feb. 21, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Jul. 31, 2012 Linn Energy, LLC [Member] Business Acquisition BP Green River	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP	Sep. 30, 2013 Linn Energy, LLC [Member] Business Acquisition Various	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition Various	Oct. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Permian Basin [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] Business Acquisition, Permian Basin [Member]
Business Acquisition [Line Items]
Future funding commitment of joint venture consideration transferred			$ 69,000,000	$ 114,000,000	$ 270,000,000	$ 315,000,000				$ 15,000,000	$ 217,000,000	$ 201,000,000
Future funding of joint venture agreement								400,000,000	400,000,000
Number of LinnCo common shares for each Berry common share		125.00%											125.00%
Business acquisition, price per common share		$ 46.2375											$ 46.2375
Business acqusition, preliminary value	4,400,000,000	4,400,000,000											4,400,000,000
Debt assumed	1,700,000,000													1,700,000,000
Joint Venture Interest Acquired								23.00%	23.00%
Total consideration transferred															990,000,000	168,000,000	1,160,000,000	32,000,000	122,000,000
Contract Price Of Acquisition																				525,000,000
Business Acquisition Amount Of Cash Deposit				$ 53,000,000		$ 53,000,000	$ 308,000,000														$ 53,000,000